Accounts Receivable - Schedule of Movement of Allowance Against Expected Credit Losses (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Allowance Against Expected Credit Losses [Abstract]
Opening balance	¥ 14,315,654	¥ 26,660,972
Provision (reversal of provision) of expected credit losses	291,960
Ending balance	¥ 14,607,614	¥ 26,660,972